ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1 – ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization -  Creative Medical Technologies, Inc. (the “Company” or “CMT”) was incorporated in the State of Nevada on December 30, 2015, and, subject to the reverse merger discussed below, elected December 31 as the Company’s year-end. The Company’s activities to date have consisted of developing a business plan, raising capital through the issuance of equity instruments and notes payable from a related party, and obtaining the rights via a license agreement to certain medical technology.

On May 18, 2016, the Company was acquired by a public company, Creative Medical Technology Holdings, Inc. (formerly Jolley Marketing, Inc.) in a “reverse merger” wherein the Company was recapitalized via the common stock of Jolley.

Creative Medical Technology Holdings, Inc., formerly Jolley Marketing, Inc. (the “Public Company” or “CMTH”) was incorporated on December 3, 1998, in Nevada. On May 18, 2016, the Public Company consummated an Agreement and Plan of Merger to acquire all of the outstanding capital stock of CMT in a transaction which has been accounted for as a recapitalization of the Public Company as follows:

a.	CMT advanced $25,000 for payment of accounts payable and an outstanding note payable at the closing;
b.	The Public Company exchanged 97,000,000 newly issued shares of common stock for all CMT outstanding common stock (at the ratio of 6.466666 shares of Public Company common stock for each share of CMT);
c.
As part of the acquisition, CMT purchased 15,100,000 shares of the previously outstanding common stock from an officer and director of CMTH for $5,000, which shares were immediately cancelled following the purchase;

d.	The shareholders of CMT acquired voting and operating control of the Public Company after the recapitalization; and
e.	The financial operations of the Public Company, as reported after the merger, are the historical information of CMT.

On September 14, 2016, CMT filed a certificate of organization for Amniostem LLC, a Nevada limited liability company and wholly owned subsidiary of CMT. Amniostem, LLC was formed to create and/or license intellectual property in the area of amniotic fluid derived stem cells for therapeutic applications.  With this company management intends to address what it believes are unmet medical needs through development and commercialization of amniotic fluid stem cell based technologies. Management intends to seek in licensing opportunities as well as create intellectual property in-house for this newly created entity.

Use of Estimates -  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Basis of Presentation / Liquidity - The accompanying unaudited consolidated financial statements have been prepared without audit. In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at September 30, 2016, and for the three and nine month period then ended have been made. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The operations for the three and nine-month period ended September 30, 2016, are not necessarily indicative of the operating results for the full year.

Going Concern -  The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of the Company as a going concern. However, during the nine months ended September 30, 2016, the Company incurred a net loss of $571,606, had negative cash flows from operating activities, had working capital of $49,500 at December 31, 2015 and a working capital deficit of $412,501 at September 30, 2016 and had no revenue-generating activities. These factors raise substantial doubt about the ability of the Company to continue as a going concern. In this regard, management is proposing to raise any necessary additional funds not provided by operations through loans or through additional sales of common stock. There is no assurance that the Company will be successful in raising this additional capital or in achieving profitable operations. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Concentration Risks - The Federal Deposit Insurance Corporation (FDIC) insures cash deposits in most general bank accounts for up to $250,000 per institution.  The Company had no cash deposits that exceeded insured amounts during any of the periods reported.

Cash Equivalents - The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Fair Value of Financial Instruments   - The Company’s financial instruments consist of cash and cash equivalents, and payables.  The carrying amount of cash and cash equivalents and payables approximates fair value because of the short-term nature of these items.

Impairment  - The Company records impairment losses when indicators of impairment are present and undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount.  Furthermore, the Company will make periodic assessments of technology and clinical testing to determine if it plans to continue to pursue the technology and if the license, patent or other rights have value.

Revenue - The Company will recognize revenue as it is earned as defined by US Generally Accepted Accounting Principles. During the periods ended December 31, 2015 and September 30, 2016, there were no sales and revenue was not recognized. For the next several months, until clinical trials have successfully been completed, the Company does not anticipate there will be revenue to report.

Research and Development - Research and development will be the principal function of the Company. Research and development costs will be expensed as incurred.  Expenses in the accompanying financial statements include certain costs which are directly associated with the Company’s research and development:

1.
Erectile Dysfunction Technology based upon the use of stem cells. These costs, which consist primarily of monies paid for clinical trial expenses, materials and supplies and compensation costs amounted to $45,174 and $67,566 for the three and nine month periods ended September 30, 2016. There were no costs for the period ended December 31, 2015;

2.
Infertility Treatment based upon implanting stem cells in the female reproductive system. The costs of acquiring an exclusive license of $12,640 paid to LABIOMED in April have been expensed during the nine months ended September 30, 2016. There were no costs for the period ended December 31, 2015.

Stock-Based Compensation – The Company accounts for its stock-based compensation in accordance with Accounting Standards Codification ("ASC") 718, Compensation - Stock Compensation. The Company accounts for all stock-based compensation using a fair-value method on the grant date and recognizes the fair value of each award as an expense over the requisite vesting period.

The Company follows ASC 505-50, Equity-Based Payments to Non-Employees, for stock options and warrants issued to consultants and other non-employees. In accordance with ASC 505-50, these stock options and warrants issued as compensation for services provided to the Company are accounted for based upon the fair value of the services provided or the estimated fair market value of the option or warrant, whichever can be more clearly determined. The fair value of the equity instrument, which is revalued at each reporting period, is charged directly to compensation expense and additional paid-in capital over the period during which services are rendered.

Income Taxes – The Company has no provision for income taxes at September 30, 2016, as it has no taxable income and no recognizable tax asset.   The Company will recognize the amount of income taxes payable or refundable at the end of the current year and will recognize any deferred tax assets and liabilities for operating loss carryforwards and for the future tax consequences attributable to differences between the consolidated financial statement amounts of certain assets and liabilities and their respective tax basis. Deferred tax assets and deferred liabilities are measured using enacted tax rates expected to apply to taxable income in the years those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance to the extent that uncertainty exists as to whether the deferred tax assets will ultimately be realized.

Basic and Diluted Loss Per Share – The Company follows Financial Accounting Standards Board ("FASB") ASC 260 Earnings per Share to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation. During the three and nine month period ended September 30, 2016, the Company had 500,000 options and 130,000 warrants to purchase common stock outstanding; however, the effect were anti-dilutive due to net loss.

Recent Accounting Pronouncements –  The Company has reviewed all recently issued, but not yet adopted, accounting standards in order to determine their effects, if any, on its results of operation, financial position or cash flows.  Based on that review, the Company believes that none of these pronouncements will have a significant effect on its financial statements.